Earnings per Share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Earnings per Share

Note 23. Earnings per Share

Basic earnings per share amounts are calculated by dividing consolidated net income for the year attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the weighted average of own shares purchased in the period.

Diluted earnings per share amounts are calculated by dividing consolidated net income for the year attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the effects of dilutive potential shares (originated by the Company’s share-based payment program).

	2018				2017				2016
	Per Series “B” Shares		Per Series “D” Shares		Per Series “B” Shares		Per Series “D” Shares		Per Series “B” Shares		Per Series “D” Shares
(in millions of shares)
Weighted average number of shares for basic earnings per share		9,243.81		8,634.26		9,243.14		8,631.57		9,242.48		8,628.97
Effect of dilution associated with non-vested shares for share based payment plans		2.61		10.45		3.29		13.14		3.94		15.74

Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)		9,246.42		8,644.71		9,246.42		8,644.71		9,246.42		8,644.71
Dividend rights per series (see Note 22.1)		100%		125%		100%		125%		100%		125%

Weighted average number of shares further adjusted to reflect dividend rights		9,246.42		10,805.89		9,246.42		10,805.89		9,246.42		10,805.89

Basic earnings per share from continuing operations		1.13		1.41		2.04		2.55		1.05		1.32

Basic earnings per share from discontinued operations		0.07		0.09		0.08		0.10		—		—

Diluted earnings per share from continuing operations		1.13		1.41		2.04		2.55		1.05		1.32

Diluted earnings per share from discontinued operations		0.07		0.09		0.08		0.10		—		—

Allocation of earnings, weighted		46.11%		53.89%		46.11%		53.89%		46.11%		53.89%

Net controlling interest income allocated from continuing operations	Ps.	10,403	Ps.	12,157	Ps.	18,842	Ps.	22,021	Ps.	9,748	Ps.	11,392

Net controlling interest income allocated from discontinued operations	Ps.	660	Ps.	770	Ps.	713	Ps.	832	Ps.	—	Ps.	—